Taxation (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax Rate Disclosure [Line Items]
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
PRC [Member]
Tax Rate Disclosure [Line Items]
Statutory income tax rate (as a percent)	25.00%
EIT withholding tax rate	10.00%
Maximum EIT withholding tax rate if the foreign investor owns directly at least 25% of the shares of the FIE	5.00%
Minimum percentage the foreign investor owns directly of the shares of the FIE will subject to no more than 5% EIT withholding tax.	25.00%
PRC [Member] | Car rental service and designated driving service [Member]
Tax Rate Disclosure [Line Items]
Business tax rate (as a percent)	5.00%
PRC [Member] | Car rental service [Member]
Tax Rate Disclosure [Line Items]
VAT rate (as a percent)	17.00%
PRC [Member] | Designated Driving Service [Member]
Tax Rate Disclosure [Line Items]
VAT rate (as a percent)	11.00%
HONG KONG [Member]
Tax Rate Disclosure [Line Items]
Statutory income tax rate (as a percent)	16.50%
Shanghai [Member] | Car rental service [Member]
Tax Rate Disclosure [Line Items]
VAT rate (as a percent)	3.00%
Beijing [Member] | Car rental service [Member]
Tax Rate Disclosure [Line Items]
VAT rate (as a percent)	3.00%